Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows [Line Items]
Number of shares	1,341,757,835	1,349,165,394	1,346,674,477
Participation	100.00%	100.00%	100.00%
Controlling Shareholder [Member]
Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows [Line Items]
Number of shares	1,341,757,835	411,582,865	557,857,105
Participation	100.00%	30.51%	41.42%
Outstanding Shares [Member]
Shareholders' equity (Details) - Schedule of company’s shareholding structure is as follows [Line Items]
Number of shares		937,582,529	788,817,372
Participation		69.49%	58.58%